Fair value of financial assets and liabilities - Reconciliation of Level 3 fair value measurements (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair value of financial assets and liabilities [Line Items]
Financial assets at beginning of period	€ 6,992
Financial liabilities at beginning of period	9,728
Recognized in profit and loss:
Financial assets at end of period	7,338	€ 6,992
Financial liabilities at end of period	10,257	9,728
Level 3 | Financial liabilities
Fair value of financial assets and liabilities [Line Items]
Financial liabilities at beginning of period	113	115
Acquisitions
Utilizations	(1)	(9)
Recognized in profit and loss:
other business income	3	2
financial income and expenses, liabilities	1	3
Recognized in other comprehensive income, liabilities	(5)	3
Transfers into Level 3 of fair value hierarchy, liabilities		0
Financial liabilities at end of period	111	113
Level 3 | Financial assets
Fair value of financial assets and liabilities [Line Items]
Financial assets at beginning of period	460	503
Purchase	127	86
Sales	(44)	(48)
Recognized in profit and loss:
financial income and expenses, assets	(17)	(23)
Recognized in other comprehensive income, assets	(43)	(8)
Receivables Held To Collect And Sell		(32)
Transfers into Level 3 of fair value hierarchy, assets	74
Transfers out of Level 3 of fair value hierarchy, assets		(18)
Financial assets at end of period	€ 556	€ 460